MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund
MainStay Marketfield Fund

MAINSTAY FUNDS TRUST

MainStay Marketfield Fund

Supplement dated March 10, 2014 to the

Summary Prospectus and Prospectus, each dated May 1, 2013, as supplemented

At a meeting held on December 10-11, 2013, the Fund's Board of Trustees approved proposals to change the Fund's management fee structure. Accordingly, effective February 28, 2014, the following changes took effect:

Summary Prospectus and Prospectus

The table entitled “Fees and Expenses of the Fund” is restated to read as follows:

	Class A	Investor Class	Class C	Class I	Class R2
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	1.39%	1.39%	1.39%	1.39%	1.39%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%
Other Expenses
Dividend Expense on Securities Sold Short	0.81%	0.82%	0.81%	0.80%	0.81%
Broker Fees and Charges on Short Sales	0.28%	0.28%	0.28%	0.28%	0.29%
Remainder of Other Expenses	0.13%	0.14%	0.13%	0.12%	0.24%
Total Other Expenses	1.22%	1.24%	1.22%	1.20%	1.34%
Acquired (Underlying) Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses[3]	2.93%	2.95%	3.68%	2.66%	3.05%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

2.	The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.

3. Effective October 5, 2012, New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 1.56% of its average daily net assets. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board of Trustees.

The table entitled “Example” is restated to read as follows:

Expenses After	Class A	Investor	Class C		Class I	Class R2
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 830	$ 832	$ 370	$ 470	$ 269	$ 308
3 Years	$ 1,407	$ 1,412	$ 1,126	$ 1,126	$ 826	$ 942
5 Years	$ 2,008	$ 2,017	$ 1,902	$ 1,902	$ 1,410	$ 1,601
10 Years	$ 3,623	$ 3,641	$ 3,932	$ 3,932	$ 2,993	$ 3,365

 MAINSTAY FUNDS TRUST

MainStay Marketfield Fund

Supplement dated March 10, 2014 to the

Class P Summary Prospectus and Prospectus, each dated May 31, 2013, as supplemented

At a meeting held on December 10-11, 2013, the Fund's Board of Trustees approved proposals to change the Fund's management fee structure. Accordingly, effective February 28, 2014, the following changes took effect:

Summary Prospectus and Prospectus

The table entitled “Fees and Expenses of the Fund” is restated to read as follows:

Class P
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	1.39%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]
Dividend Expense on Securities Sold Short[2]	0.80%
Broker Fees and Charges on Short Sales[2]	0.28%
Remainder of Other Expenses[2]	0.12%
Total Other Expenses[2]	1.20%
Acquired (Underlying) Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.66%

1. The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.

2. Restated to reflect current fees.

The table entitled “Example” is restated to read as follows:

Expenses After	Class P

1 Year	$269
3 Years	$826
5 Years	$1,410
10 Years	$2,993

MAINSTAY FUNDS TRUST

MainStay Marketfield Fund

Supplement dated March 10, 2014 to the

Class R6 Summary Prospectus and Prospectus, each dated June 17, 2013, as supplemented

At a meeting held on December 10-11, 2013, the Fund's Board of Trustees approved proposals to change the Fund's management fee structure. Accordingly, effective February 28, 2014, the following changes took effect:

Summary Prospectus and Prospectus

The table entitled “Fees and Expenses of the Fund” is restated to read as follows:

Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets) [1]	1.39%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]
Dividend Expense on Securities Sold Short[2]	0.80%
Broker Fees and Charges on Short Sales[2]	0.28%
Remainder of Other Expenses[2]	0.04%
Total Other Expenses[2]	1.12%
Acquired (Underlying) Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	2.58%

1. The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.

2. Restated to reflect current fees.

The table entitled “Example” is restated to read as follows:

Expenses After	Class R6

1 Year	$261
3 Years	$802
5 Years	$1,370
10 Years	$2,915

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.